Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

5. Property, Plant and Equipment, Net

Property and equipment, net, consisted of the followings:

	As of December 31,
	2017	2018
	US$	US$
Electronic equipment and software	3,182,880	6,353,867
Office equipment and furniture	147,487	157,009
Motor vehicles	82,470	82,470
Leasehold improvements	485,131	596,345
Construction in progress	78,510	23,714
Total	3,976,478	7,213,405
Less: Accumulated depreciation	(2,032,928)	(3,002,354)
Property, plant and equipment, net	1,943,550	4,211,051

For the years ended December 31, 2016, 2017 and 2018, depreciation expenses were US$555,762,  US$899,018 and US$1,153,606, respectively.